Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

7.   Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In-game purchases	459,660	406,594	245,833
Advertising	20,028	27,500	15,059
Total	479,688	434,094	260,892

The following table sets forth revenue disaggregated based on geographical location of our payers:

	2022	2021	2020
US	160,314	136,570	97,470
Europe	101,320	93,620	61,494
Asia	124,322	106,404	42,382
Other	93,732	97,500	59,546
Total	479,688	434,094	260,892

96% of the Group’s total revenues for the year December 31, 2022 was generated by Hero Wars game title (99% — for the year ended December 31, 2021 and 98% for the year ended December 31, 2020). Of our total revenues, 361,047 (Note 26) is revenue recognized over a period of time and remaining revenue concerns revenue recognized at a point in time. During the years ended December 31, 2022, 2021 and 2020 no individual end customer accounted for more than 10% of our revenues.